UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 2007
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    May 2, 2007

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $553,823,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    15155   578207 SH       SOLE                   578207
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     4948   103537 SH       SOLE                   103537
ALLTEL CORP                    COM              020039103     7168   115619 SH       SOLE                   115619
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2507       23 SH       SOLE                       23
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    17821     4896 SH       SOLE                     4896
CROWN HOLDINGS INC             COM              228368106    11276   460992 SH       SOLE                   460992
CRESCENT REAL ESTATE EQUITIE   COM              225756105     3175   158289 SH       SOLE                   158289
CRESCENT REAL ESTATE EQUITIE   PFD CV A 6.75%   225756204     2730   122569 SH       SOLE                   122569
COMCAST CORP NEW               Cl A             20030N101     4700   181136 SH       SOLE                   181136
COMCAST CORP NEW               CL A SPL         20030N200     7259   285009 SH       SOLE                   285009
CNA FINL CORP                  COM              126117100    15348   356177 SH       SOLE                   356177
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208    15165  1842689 SH       SOLE                  1842689
DOBSON COMMUNICATIONS CORP     CL A             256069105    14525  1690940 SH       SOLE                  1690940
DU PONT E I DE NEMOURS & CO    COM              263534109    15016   303783 SH       SOLE                   303783
DISCOVERY HOLDING CO           CL A COM         25468Y107     5440   284367 SH       SOLE                   284367
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    16881    75168 SH       SOLE                    75168
FRANKLIN UNVL TR               SH BEN INT       355145103     6122   853836 SH       SOLE                   853836
WESTERN ASSET VAR RT STRG FD   COM              957667108    11821   668995 SH       SOLE                   668995
GENERAL COMMUNICATION INC      CL A             369385109      491    35050 SH       SOLE                    35050
GATEWAY INC                    COM              367626108      345   157515 SH       SOLE                   157515
HOOPER HOLMES INC              COM              439104100      958   214250 SH       SOLE                   214250
HUNTSMAN CORP                  COM              447011107     8687   455058 SH       SOLE                   455058
HUNTSMAN CORP                  PFD MND CV 5%    447011206     7340   173206 SH       SOLE                   173206
MORGAN STANLEY                 INSD CA MUN      61745P825     4208   281835 SH       SOLE                   281835
NUVEEN TAX ADV FLTG RATE FUN   COM              6706EV102     5288   368992 SH       SOLE                   368992
JOURNAL REGISTER CO            COM              481138105    14936  2505958 SH       SOLE                  2505958
LIBERTY GLOBAL INC             COM SER A        530555101     7125   216374 SH       SOLE                   216374
LIBERTY GLOBAL INC             COM SER C        530555309    14114   460624 SH       SOLE                   460624
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    12869   116371 SH       SOLE                   116371
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104     9543   400637 SH       SOLE                   400637
LOEWS CORP                     COM              540424108    14695   323459 SH       SOLE                   323459
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     1735   284454 SH       SOLE                   284454
LYONDELL CHEMICAL CO           COM              552078107    14608   487428 SH       SOLE                   487428
MILLS CORP                     COM              601148109     2151    85238 SH       SOLE                    85238
MTR GAMING GROUP INC           COM              553769100     3521   269189 SH       SOLE                   269189
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    12549   723692 SH       SOLE                   723692
MERCK & CO INC                 COM              589331107     5641   127713 SH       SOLE                   127713
METROMEDIA INTL GROUP INC      PFD CONV %       591695200    35629   749288 SH       SOLE                   749288
NASH FINCH CO                  COM              631158102     8840   256516 SH       SOLE                   256516
NORFOLK SOUTHERN CORP          COM              655844108     5070   100207 SH       SOLE                   100207
NEWS CORP                      CL A             65248E104     4386   189685 SH       SOLE                   189685
NUVEEN SELECT TAX FREE INCM    SH BEN INT       67063C106     4984   354244 SH       SOLE                   354244
OWENS ILL INC                  COM NEW          690768403     9812   380735 SH       SOLE                   380735
OWENS ILL INC                  PFD CONV $.01    690768502     4983   130093 SH       SOLE                   130093
PIMCO FLOATING RATE STRTGY F   COM              72201J104     2660   138768 SH       SOLE                   138768
PUTNAM MASTER INTER INCOME T   SH BEN INT       746909100     9712  1480448 SH       SOLE                  1480448
PARK OHIO HLDGS CORP           COM              700666100    13562   733108 SH       SOLE                   733108
Q E P INC                      COM              74727K102     1995   332546 SH       SOLE                   332546
RCN CORP                       COM NEW          749361200     6363   249050 SH       SOLE                   249050
SEA CONTAINERS LTD             CL A             811371707      327   488682 SH       SOLE                   488682
SK TELECOM LTD                 SPONSORED ADR    78440P108     4259   181872 SH       SOLE                   181872
TRAVELERS COMPANIES INC        COM              89417E109    18420   355803 SH       SOLE                   355803
SOUTHERN UN CO NEW             COM              844030106     3198   105243 SH       SOLE                   105243
SUREWEST COMMUNICATIONS        COM              868733106     2536   101978 SH       SOLE                   101978
SAFEWAY INC                    COM NEW          786514208    14226   388270 SH       SOLE                   388270
TEMPLETON EMERG MKTS INCOME    COM              880192109      459    32150 SH       SOLE                    32150
TESORO CORP                    COM              881609101     6106    60801 SH       SOLE                    60801
VALERO ENERGY CORP NEW         COM              91913Y100    10578   164022 SH       SOLE                   164022
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    14377   535271 SH       SOLE                   535271
VERMONT PURE HOLDINGS LTD NEW  COM              924237100      543   287200 SH       SOLE                   287200
WINDSTREAM CORP                COM              97381W104     1748   118966 SH       SOLE                   118966
WINN DIXIE STORES INC          COM NEW          974280307     4992   282829 SH       SOLE                   282829
WILLIAMS COS INC DEL           COM              969457100     9100   319732 SH       SOLE                   319732
WHX CORP                       COM NEW          929248508      590    69364 SH       SOLE                    69364
GATEWAY INC                    NOTE 2.000%12/3  367626AD0     8424 10235000 SH       SOLE                 10235000
LSI LOGIC CORP                 NOTE 4.000% 5/1  502161AJ1     9689  9039000 SH       SOLE                  9039000
LEUCADIA NATL CORP             NOTE 3.750% 4/1  527288AX2        3     2000 SH       SOLE                     2000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     6868 15382000 SH       SOLE                 15382000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3    11523 13305000 SH       SOLE                 13305000